UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment |_|; Amendment Number: _____

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Haven Capital Management LLC
Address:  655 Third Avenue
          New York, NY  10017

13F File Number: 28-037-15

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Ely
Title: Managing Director
Phone: 212-953-2322

Signature, Place, and Date of Signing:


         /s/ Stephen Ely                   New York, NY       January 10, 2007
-----------------------------------      ----------------   --------------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

     28-03715                       Haven Capital Management LLC

     [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  98 issues

Form 13F Information Table Value Total:  $216,872,000.00

List of Other Included Managers:         NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number          Name

       28-03715                      Haven Capital Management LLC

     [Repeat as necessary.]

FORM 13F
REPORTING MANAGER: HAVEN CAPITAL MANAGEMENT

                               TITLE OF                VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER          VOTING AUTHORITY
       NAME OF ISSUER           CLASS       CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE     SHARED     NONE
---------------------------    --------   ---------   --------  --------- ---  ----  -------  --------  --------  --------  --------
AGILENT TECHNOLOGIES INC       COMMON     00846u101     2,237       64200 SH         SOLE                   0        0         64200
APPLE COMPUTER INC             COMMON      37833100       373        4400 SH         SOLE                   0        0          4400
ABBOTT LABS                    COMMON       2824100     3,738       76730 SH         SOLE                   0        0         76730
AUTO DATA PROCESSING           COMMON      53015103       374        7600 SH         SOLE                   0        0          7600
AFLAC INC                      COMMON       1055102       580       12600 SH         SOLE                   0        0         12600
AMERICAN INTL GROUP INC        COMMON       2687410     3,530       49257 SH         SOLE                   0        0         49257
ANDREW CORP                    COMMON      34425108     1,570      153490 SH         SOLE                   0        0        153490
ASIA PACIFIC FUND              COMMON      44901106       518       22722 SH         SOLE                   0        0         22722
AVERY DENNISON CORP            COMMON      53611109     1,579       23250 SH         SOLE                   0        0         23250
AMERICAN EXPRESS CO            COMMON      25816109       273        4500 SH         SOLE                   0        0          4500
BANK OF AMERICA                COMMON      60505104       523        9794 SH         SOLE                   0        0          9794
BECTON DICKINSON & CO          COMMON      75887109     3,880       55315 SH         SOLE                   0        0         55315
BELLSOUTH CORP                 COMMON      79860102     2,227       47267 SH         SOLE                   0        0         47267
BP PLC ADR                     ADR         55622104       693       10333 SH         SOLE                   0        0         10333
BERKSHIRE HATHAWAY             CLASS B     84670207       216          59 SH         SOLE                   0        0            59
BROOKLINE BANCORP              COMMON     11373m107     2,378      180525 SH         SOLE                   0        0        180525
ANHEUSER BUSCH COS INC         COMMON      35229103     2,339       47540 SH         SOLE                   0        0         47540
CATERPILLAR INC                COMMON     149123101       564        9200 SH         SOLE                   0        0          9200
COMCAST CORP                   COMMON      20030N20     3,267       78000 SH         SOLE                   0        0         78000
COSTCO WHOLESALE               COMMON     22160K105     1,427       27000 SH         SOLE                   0        0         27000
CROSS TIMBERS RTY TR           TR UNIT    22757R109       253        5000 SH         SOLE                   0        0          5000
COMPUTER SCIENCES CORP         COMMON     205363104       714       13375 SH         SOLE                   0        0         13375
CISCO SYS INC                  COMMON      17275R10     4,748      173713 SH         SOLE                   0        0        173713
CHEVRONTEXACO CORP             COMMON     166764100       576        7830 SH         SOLE                   0        0          7830
DIEBOLD INC                    COMMON     253651103     4,246       91115 SH         SOLE                   0        0         91115
DEERE & CO                     COMMON     244199105       228        2400 SH         SOLE                   0        0          2400
DANAHER CORP DEL               COMMON     235851102       411        5674 SH         SOLE                   0        0          5674
DOLLAR TREE STORES             COMMON     256747106     4,369      145140 SH         SOLE                   0        0        145140
DOVER CORP                     COMMON     260003108     2,591       52850 SH         SOLE                   0        0         52850
AMDOCS                         ORD        G02602103     5,943      153375 SH         SOLE                   0        0        153375
DEVON ENERGY CORP NEW          COMMON     25179M103     4,386       65388 SH         SOLE                   0        0         65388
E M C CORP MASS                COMMON     268648102     3,991      302340 SH         SOLE                   0        0        302340
EQUITY OFFICE PRODS            COMMON     294741103       761       15803 SH         SOLE                   0        0         15803
FEDEX CORP                     COMMON     31428X106     1,363       12545 SH         SOLE                   0        0         12545
FIRST FINL HLDGS INC           COMMON     320239106       274        7000 SH         SOLE                   0        0          7000
FLORIDA EAST COAST IND         COMMON     340632108     4,548       76315 SH         SOLE                   0        0         76315
FLOUR CORP NEW                 COMMON     343412102     5,372       65795 SH         SOLE                   0        0         65795
GENERAL ELEC CO                COMMON     369604103     5,643      151665 SH         SOLE                   0        0        151665
GENZYME CORP                   COMMON     372917104       246        4000 SH         SOLE                   0        0          4000
GENERAL GROWTH PPTYS INC       COMMON     370021107     2,907       55650 SH         SOLE                   0        0         55650
HOME DEPOT INC.                COMMON      43707610     3,935       97985 SH         SOLE                   0        0         97985
HARTE-HANKS                    COMMON     416196103       236        8500 SH         SOLE                   0        0          8500
HARTFORD FINL SVCS GRP         COMMON     416515104     2,909       31180 SH         SOLE                   0        0         31180
HEWLETT PACKARD CO             COMMON     428236103     3,616       87800 SH         SOLE                   0        0         87800
INTL BUSINESS MACHINES         COMMON     459200101     2,852       29354 SH         SOLE                   0        0         29354
INGERSOLL RAND CO              COMMON     G4776G101     3,942      100745 SH         SOLE                   0        0        100745
ILLNOIS TOOL WORKS             COMMOM     452308109       960       20775 SH         SOLE                   0        0         20775
JOHNSON & JOHNSON              CLASS A    478160104     2,467       37375 SH         SOLE                   0        0         37375
J P MORGAN CHASE & CO          COMMON     46625H100     2,898       60010 SH         SOLE                   0        0         60010
KIMBERLY CLARK CORP            COMMON     494368103     2,347       34540 SH         SOLE                   0        0         34540
KYOCERA CORP                   COMMON       6499260       282        3000 SH         SOLE                   0        0          3000
COCA COLA COMPANY              COMMON     191216100     4,030       83527 SH         SOLE                   0        0         83527
LEGGETT & PLATT INC            COMMON     524660107     3,552      148615 SH         SOLE                   0        0        148615
LABORATORY CORP AMER HLD       COMMON     50540r409     6,174       84033 SH         SOLE                   0        0         84033
LILLY ELI & CO                 COMMON     532457108     1,298       24910 SH         SOLE                   0        0         24910
MASCO CORP                     COMMON     574599106     3,587      120080 SH         SOLE                   0        0        120080
MARSHALL ILSLEY                COMMON     571834100     1,494       31050 SH         SOLE                   0        0         31050
3M CO                          COMMON     88579Y101     2,026       26000 SH         SOLE                   0        0         26000
ALTRIA GROUP INC               COMMON      02209S10       547        6370 SH         SOLE                   0        0          6370
MERCK & CO INC                 COMMON     589331107     2,432       55780 SH         SOLE                   0        0         55780
MICROSOFT CORP                 COMMON      59491810     4,629      155035 SH         SOLE                   0        0        155035
MURPHY OIL CORP                COMMON     626717102     1,170       23000 SH         SOLE                   0        0         23000
MEADWESTVACO CORP              COMMON     583334107     1,855       61700 SH         SOLE                   0        0         61700
NOBLE ENERGY                   COMMON     655044105     2,496       50870 SH         SOLE                   0        0         50870
NABORS INDUSTRIES LTD          COMMON     G6359F103     2,503       84040 SH         SOLE                   0        0         84040
NATIONAL OILWELL VARCO INC     COMMON     637071101     1,453       23750 SH         SOLE                   0        0         23750
OPTIMARK TECHNOLOGIES          SER B CV
                               PART P     683990204         2       15000 SH         SOLE                   0        0         15000
PEPSICO INC                    COMMON     713448108       685       10950 SH         SOLE                   0        0         10950
PFIZER INC                     COMMON     717081103     2,314       89335 SH         SOLE                   0        0         89335
PRINCIPAL FINL GROUP           COMMON     74251V102     3,167       53950 SH         SOLE                   0        0         53950
PROCTOR & GAMBLE CO            COMMON     742718109       260        4050 SH         SOLE                   0        0          4050
PROGRESSIVE CORP               COMMON     743315103       388       16000 SH         SOLE                   0        0         16000
PENTAIR INC                    COMMON     709631105     1,759       56010 SH         SOLE                   0        0         56010
PRAXAIR INC                    COMMON     74005p104     5,296       89260 SH         SOLE                   0        0         89260
ROYAL DUTCH PETE CO            NY REG
                               SHARES     780257804     1,352       19100 SH         SOLE                   0        0         19100
M S EASTERN EUROPE FUND        COMMON     616988101       488       12250 SH         SOLE                   0        0         12250
SCHERING PLOUGH                COMMON     806605101     2,246       95020 SH         SOLE                   0        0         95020
SAUER-DANFOSS INC              COMMON     804137107     6,368      197450 SH         SOLE                   0        0        197450
SONOCO PRODUCTS                COMMON     835495102     2,275       59783 SH         SOLE                   0        0         59783
SOVEREIGN BANCORP              COMMON     845905108     1,822       71773 SH         SOLE                   0        0         71773
ST PAUL COS INC                COMMON     792860108     2,338       43540 SH         SOLE                   0        0         43540
STATE STREET CORP              COMMON     857477103       219        3250 SH         SOLE                   0        0          3250
SYSCO CORP                     COMMON     871829107       393       10700 SH         SOLE                   0        0         10700
AT&T INC                       COMMON     00206R102     2,725       76220 SH         SOLE                   0        0         76220
HANOVER INSURANCE GROUP        COMMON     410867105     2,313       47404 SH         SOLE                   0        0         47404
TIME WARNER                    COMMON     887317105     1,537       70550 SH         SOLE                   0        0         70550
TEXAS INSTRS INC               COMMON     882508104     4,107      142610 SH         SOLE                   0        0        142610
UNITED PARCEL SERVICE IN       CL B       911312106     3,800       50675 SH         SOLE                   0        0         50675
U S BANCORP DEL                COMMON     902973304     3,802      105045 SH         SOLE                   0        0        105045
UNITED TECHNOLOGIES CORP       COMMONG    913017109     2,578       41240 SH         SOLE                   0        0         41240
V F CORP                       COMMON     918204108     2,580       31431 SH         SOLE                   0        0         31431
WEATHERFORD INTL               COMMON     G95089101     2,038       48760 SH         SOLE                   0        0         48760
WILLIAMS CO.                   COMMON     969457100     2,014       77100 SH         SOLE                   0        0         77100
WEINGARTEN RLTY INVS           SH BEN
                               INT        948741103       507       11000 SH         SOLE                   0        0         11000
WILLIS GROUP HOLDING           COMMON     G96655108     2,285       57540 SH         SOLE                   0        0         57540
WATTS INDS INC                 CL A       942749102     2,737       66580 SH         SOLE                   0        0         66580
WYETH                          COMMON     983024100       224        4400 SH         SOLE                   0        0          4400
EXXON MOBIL CORP               COMMON     30231G102       707        9221 SH         SOLE                   0        0          9221
   Report Totals                                      216,872   5,467,976                                                  5,467,976